Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table sets forth information concerning the compensation actually paid to our CEO and to our other NEOs compared to Company performance for the years ended December 31, 2022, 2021 and 2020. The Compensation Committee did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.
Year	Summary Compensation Table Total for CEO(1)(2)	CAP to CEO(3)	Average Summary Compensation Table Total Pay for other NEOs(1)(2)	Average CAP to other NEOs(3)	Net Income (Loss)	Net Debt to Normalized EBITDAre(4)
2022	$7,470,408	$6,498,879	$2,001,892	$1,806,936	$(441,382,000)	7.7x
2021	$8,802,505	$8,960,594	$2,098,412	$2,128,335	$11,570,000	7.4x
2020	$3,305,180	$3,074,531	$2,231,287	$2,178,989	$(5,774,000)	8.4x

(1)
For 2022 and 2021, the CEO was Michael J. Escalante and the other NEOs were Javier F. Bitar, Nina Momtazee Sitzer, Louis K. Sohn and Scott A. Tausk. For 2020, the CEO was Michael J. Escalante and the other NEOs were Javier F. Bitar, Howard S. Hirsch, Louis K. Sohn and Scott A. Tausk.

(2)
The values reflected in this column reflect the “Total Compensation” set forth in the Summary Compensation Table (“SCT”) on page 36 of this proxy statement. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total Compensation” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT “Total Compensation” to compute CAP for our CEO and average CAP for our other NEOs.

	Reconciliation of SCT “Total Compensation” to Compensation Actually Paid (CEO)
	2022	2021	2020
SCT Total Compensation	$7,470,408	$8,802,505	$3,305,180
Minus: SCT Stock Awards Value	(3,499,998)	(5,075,001)	—
Plus: Fair Value as of 12/31 of Unvested Equity Awards Granted in Same Year	2,333,332	3,973,690	—
Plus: Change in Fair Value of Unvested Equity Awards from Prior Years	(442,361)	36,611	(153,766)
Plus: Fair Value of Equity Awards Granted and Vested in Same Year	1,166,666	1,186,178	—
Plus: Change in Fair Value of Equity Awards from Prior Years that Vest During Year	(529,168)	36,611	(76,883)
Total Compensation Actually Paid (CAP)	$6,498,879	$8,960,594	$3,074,531
	Reconciliation of SCT “Total Compensation” to Compensation Actually Paid (Other NEOs)
	2022	2021	2020
SCT Total Compensation	$2,001,892	$2,098,412	$2,231,287
Minus: SCT Stock Awards Value	(687,502)	(925,000)	(662,502)
Plus: Fair Value as of 12/31 of Unvested Equity Awards Granted in Same Year	458,335	728,651	474,025
Plus: Change in Fair Value of Unvested Equity Awards from Prior Years	(107,625)	8,765	(14,553)
Plus: Fair Value of Equity Awards Granted and Vested in Same Year	229,167	211,817	158,008
Plus: Change in Fair Value of Equity Awards from Prior Years that Vest During Year	(87,331)	5,690	(7,276)
Total Compensation Actually Paid (CAP)	$1,806,936	$2,128,335	$2,178,989
(4)	See Appendix A to this proxy statement for our definitions of Net Debt and Normalized EBITDAre.

Company Selected Measure Name	Net Debt and Normalized EBITDAre
Named Executive Officers, Footnote [Text Block]
(1)
For 2022 and 2021, the CEO was Michael J. Escalante and the other NEOs were Javier F. Bitar, Nina Momtazee Sitzer, Louis K. Sohn and Scott A. Tausk. For 2020, the CEO was Michael J. Escalante and the other NEOs were Javier F. Bitar, Howard S. Hirsch, Louis K. Sohn and Scott A. Tausk.

PEO Total Compensation Amount	$ 7,470,408	$ 8,802,505	$ 3,305,180
PEO Actually Paid Compensation Amount	$ 6,498,879	8,960,594	3,074,531
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total Compensation” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT “Total Compensation” to compute CAP for our CEO and average CAP for our other NEOs.

	Reconciliation of SCT “Total Compensation” to Compensation Actually Paid (CEO)
	2022	2021	2020
SCT Total Compensation	$7,470,408	$8,802,505	$3,305,180
Minus: SCT Stock Awards Value	(3,499,998)	(5,075,001)	—
Plus: Fair Value as of 12/31 of Unvested Equity Awards Granted in Same Year	2,333,332	3,973,690	—
Plus: Change in Fair Value of Unvested Equity Awards from Prior Years	(442,361)	36,611	(153,766)
Plus: Fair Value of Equity Awards Granted and Vested in Same Year	1,166,666	1,186,178	—
Plus: Change in Fair Value of Equity Awards from Prior Years that Vest During Year	(529,168)	36,611	(76,883)
Total Compensation Actually Paid (CAP)	$6,498,879	$8,960,594	$3,074,531

Non-PEO NEO Average Total Compensation Amount	$ 2,001,892	2,098,412	2,231,287
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,806,936	2,128,335	2,178,989
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total Compensation” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT “Total Compensation” to compute CAP for our CEO and average CAP for our other NEOs.

	Reconciliation of SCT “Total Compensation” to Compensation Actually Paid (Other NEOs)
	2022	2021	2020
SCT Total Compensation	$2,001,892	$2,098,412	$2,231,287
Minus: SCT Stock Awards Value	(687,502)	(925,000)	(662,502)
Plus: Fair Value as of 12/31 of Unvested Equity Awards Granted in Same Year	458,335	728,651	474,025
Plus: Change in Fair Value of Unvested Equity Awards from Prior Years	(107,625)	8,765	(14,553)
Plus: Fair Value of Equity Awards Granted and Vested in Same Year	229,167	211,817	158,008
Plus: Change in Fair Value of Equity Awards from Prior Years that Vest During Year	(87,331)	5,690	(7,276)
Total Compensation Actually Paid (CAP)	$1,806,936	$2,128,335	$2,178,989

Compensation Actually Paid vs. Net Income [Text Block]
The following graphs illustrate the relationship, during the period beginning January 1, 2020 and ending December 31, 2022, of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs (each as set forth in the table above) to (i) net income (loss) and (ii) Net Debt to Normalized EBITDAre (in each case as set forth in the table above).

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graphs illustrate the relationship, during the period beginning January 1, 2020 and ending December 31, 2022, of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs (each as set forth in the table above) to (i) net income (loss) and (ii) Net Debt to Normalized EBITDAre (in each case as set forth in the table above).

Tabular List [Table Text Block]
In the Company’s assessment, the following represent the three most important financial performance measures used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to Company performance:
Significant Financial Performance Measures(1)
Net Debt to Normalized EBITDAre
AFFO
Same store cash NOI

(1)	See Appendix A to this proxy statement for our definitions of Net Debt, Normalized EBITDAre, AFFO, and Same Store Cash NOI.

Net Income (Loss)	$ (441,382,000)	$ 11,570,000	$ (5,774,000)
Company Selected Measure Amount	7.7	7.4	8.4
PEO Name	Michael J. Escalante	Michael J. Escalante	Michael J. Escalante
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt to Normalized EBITDAre
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	AFFO
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Same store cash NOI
PEO [Member] | SCT Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,499,998)	$ (5,075,001)	$ 0
PEO [Member] | Fair Value of Unvested Equity Awards Granted in Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,333,332	3,973,690	0
PEO [Member] | Change in Fair Value of Unvested Equity Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(442,361)	36,611	(153,766)
PEO [Member] | Fair Value of Equity Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,166,666	1,186,178	0
PEO [Member] | Change in Fair Value of Equity Awards from Prior Years that Vest during Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(529,168)	36,611	(76,883)
Non-PEO NEO [Member] | SCT Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(687,502)	(925,000)	(662,502)
Non-PEO NEO [Member] | Fair Value of Unvested Equity Awards Granted in Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	458,335	728,651	474,025
Non-PEO NEO [Member] | Change in Fair Value of Unvested Equity Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(107,625)	8,765	(14,553)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	229,167	211,817	158,008
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards from Prior Years that Vest during Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (87,331)	$ 5,690	$ (7,276)